Other income	12 Months Ended
Apr. 30, 2026
Other Income
Other income
19.	Other income

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD

Government grants	10,930	10,700	17,645	13,852
Interest income	149	158	102,500	80,468
Foreign exchange gain	9,698	-	-	-
Fair value changes on financial assets at fair value through profit or loss	7,280	18,358	19,169	15,049
Insurance claims	-	4,282	65,494	51,416
Gain on disposal of plant and equipment	-	2,631	-	-
Rental income	12,010	-	7,000	5,495
Administrative charges income	-	-	62,016	48,685
Sundry income	9,805	8,652	4,152	3,261
	49,872	44,781	277,976	218,226

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS